EQUITY - Ordinary shares (Details) - $ / shares	Jun. 30, 2023	Mar. 21, 2023	Mar. 20, 2023	Mar. 06, 2023	Mar. 05, 2023	Dec. 31, 2022	May 25, 2022	May 11, 2022
EQUITY
Ordinary shares, shares authorized	6,250,000	6,250,000		37,500,000	31,250,000	6,250,000	31,250,000
Ordinary shares, par value (in dollars per share)	$ 0.0096	$ 0.0016	$ 0.0096	$ 0.0016	$ 0.0016	$ 0.0096	$ 0.0016	$ 0.0005